497(e)
                                                                       333-81393

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 15, 2008 TO THE CURRENT PROSPECTUSES FOR:

o EQUI-VEST(R) (Series 100-500)   o EQUI-VEST(R) Express(SM) (Series 700)   o EQUI-VEST(R) Employer Sponsored
o EQUI-VEST(R) (Series 800)       o EQUI-VEST(R) Express(SM) (Series 701)     Retirement Programs
o EQUI-VEST(R) (Series 801)       o EQUI-VEST(R) Strategies

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This Supplement modifies certain information in the above-referenced
Prospectuses and Supplements to Prospectuses and Statements of Additional Information as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

CHANGE OF PROCESSING OFFICE ADDRESS

In the section to the Prospectus entitled "How to reach us" under "Who is AXA Equitable?," the second paragraph is deleted in its entirety and replaced with the following:

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.







EQUI-VEST Express(SM) is a service mark of AXA Equitable Life Insurance Company.

   EQUI-VEST(R) is issued by and is a registered servicemark of AXA Equitable
                            Life Insurance Company.
  (Copyright) 2008 AXA Equitable Life Insurance Company. All rights reserved.
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

SAR/Inforce                                               Cat. No. 140606 (8/08)
Form #888-524                                                             x02179